Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

NOTE 5 — LEASES

The Company has several operating leases for manufacturing facilities and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company adopts Topic 842 using a modified retrospective transition method. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

Total lease expense amounted to $76,801 for the six months ended June 30, 2025, which included $3,767 interest and $73,034 amortization expenses of ROU assets. Total lease expense amounted to $60,494 for the six months ended June 30, 2024, which included $4,835 interest and $55,659 amortization expenses of ROU assets. Total cash paid for operating leases amounted to $91,691 and $77,674 for the six months ended June 30, 2025 and 2024, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	June 30, 2025	December 31, 2024
Right-of-use assets, net	$168,375	$183,815
Operating lease liabilities – current	$119,579	$104,088
Operating lease liabilities – non-current	13,867	80,636
Total operating lease liabilities	$133,446	$184,724

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2025:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1
Weighted average discount rate	3.0%

The following is a schedule of maturities of lease liabilities as of June 30, 2025:

(Unaudited)
For the period ending June 30,
2025	64,807
For the year ending June 30,
2026	$69,312
2027	3,438
Total future minimum lease payments	$137,557
Less: imputed interest	4,111
Total	$133,446